Bank loans	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Bank loans

Note 11 — Bank loans

Bank loans consisted of the following:

	As of March 31,
	2023	2022

Unsecured loan from China Construction Bank wholly repayable within 1 year	$218,400	$257,997
Unsecured loan from Bank of Beijing wholly repayable within 1 year	363,773	204,032
Unsecured loan from Bank of Beijing wholly repayable within 1 year	146,328	—
Unsecured loan from China Citic Bank wholly repayable within 1 year	291,200	—
Secured loan from China Construction Bank wholly repayable within 1 year	338,520	—
Total bank loans wholly repayable within 1 year	1,358,221	462,029

Secured loan from China Construction Bank wholly repayable more than 1 year	—	366,653
Total bank loans	$1,358,221	$828,682

 As of March 31, 2023, the outstanding loan from China Construction Bank of $218,400 (or RMB1,500,000) with annual interest rate of 0.5% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12 months starting from May 13, 2022 to May 13 2023.

As of March 31, 2023, the outstanding loan from Bank of Beijing of $363,773 (or RMB2,498,439) with annual interest rate of 1.65% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from June 1, 2022 to June 1, 2023.

As of March 31, 2023, the outstanding loan from Bank of Beijing of $146,328 (or RMB1,005,000) with annual interest rate of 2% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from June 1, 2022 to June 1, 2023.

As of March 31, 2023, the outstanding loan from China Citic Bank of $291,200 (or RMB2,000,000) with annual interest rate of 0.35% over 1-year PRC prime lending rate was unsecured and denominated in RMB for a term of 12-month starting from September 29, 2022 to September 29, 2023.

As of March 31, 2023, the outstanding loan from China Construction Bank of $338,520 (or RMB2,325,000) with annual interest rate of 4.4% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months. This facility of credit limit of RMB2,325,000 was obtained on May 8, 2020 and will be expired on May 7, 2023, with floating interest rate charged at 0.7% over the PRC 1-year loan prime rate.

As of March 31, 2022, the outstanding loan from China Construction Bank of $257,997 (or RMB 1,636,000) with annual interest rate of 3.8525% was unsecured and denominated in RMB for a term of 12 months. This facility of credit limit of RMB 1,636,000 was obtained on May 14, 2021 and will be expired on May 14, 2022, with floating interest rate charged at 0.25% over the PRC 1-year loan prime rate.

As of March 31, 2022, the outstanding loan from Bank of Beijing of $204,032 (or RMB 1,293,798) with annual interest rate of 4.8% was unsecured and denominated in RMB for a term of 5 months. This facility of credit limit of RMB 1,293,798 was obtained on May 25, 2021 and will be expired on May 24, 2022, with floating interest rate charged at 2% over the PRC 1-year loan prime rate.

As of March 31, 2022, the outstanding loan from China Construction Bank of $366,653 (or RMB2,325,000) with annual interest rate of 4.4% was secured by pledging the property of the Company’s CEO and director, Ms. Ting Ting Chang, and denominated in RMB for a term of 36 months. This facility of credit limit of RMB2,325,000 was obtained on May 8, 2020 and will be expired on May 7, 2023, with floating interest rate charged at 0.7% over the PRC 1-year loan prime rate.

Interest expenses for the years ended March 31, 2023 and 2022 were $46,723 and $35,361, respectively.